Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-39115
Entity Registrant Name	Wisekey International Holding S.A.
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	General-Guisan-Strasse 6
Entity Address, Postal Zip Code	6300
Entity Address, City or Town	Zug
Entity Address, Country	CH
Title of 12(b) Security	American Depositary Shares, each representing half a Class B Share, par value CHF 0.10 per share
Trading Symbol	WKEY
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001738699
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	BDO AG
Auditor Location	Zurich, Switzerland
Auditor Firm ID	5988
Amendment Flag	false
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,600,880
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	4,088,287
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	General-Guisan-Strasse 6
Entity Address, Postal Zip Code	6300
Entity Address, City or Town	Zug
Entity Address, Country	CH
Country Region	41
City Area Code	22
Local Phone Number	594-3000
Contact Personnel Name	John O’Hara
Contact Personnel Fax Number	594-3001